Segment Information (Tables)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Entitys Operating Segments Text Block Abstract
Schedule of revenue and expenses for the period and assets and liabilities
30 June 2022	Psychedelic products	Cannabinoid Products	Corporate	Consolidated
	$	$	$	$
Revenue from external customers	-	-	-	-
Interest revenue	-	96	6,175	6,271
Other revenue	-	782,383	-	782,383
Other expenses	(883,708)	(4,642,796)	(10,166,059)	(15,692,563)
Segment loss after income tax	(883,708)	(3,860,317)	(10,159,884)	(14,903,909)
Segment assets	56,058	263,731	37,559,819	37,879,608
Segment liabilities	(354,310)	(577,819)	(1,078,404)	(2,010,533)

30 June 2021	Psychedelic products	Cannabinoid Products	Corporate	Consolidated
	$	$	$	$
Revenue from external customers	-	1,897,596 [1]	-	1,897,596
Interest revenue	-	6	2,673	2,679
Other revenue	-	-	73,069	73,069
Other expenses	(768,316)	(5,202,371)	(7,375,456)	(13,346,143)
Segment loss after income tax	(768,316)	(3,304,769)	(7,299,714)	(11,372,799)
Segment assets	2,000	104,267	9,222,528	9,328,795
Segment liabilities	-	(86,522)	(668,527)	(755,049)

[1]	Of the total revenue from pharmaceuticals in each year, 100% was through Cannvalate Pty Ltd’s distribution network.

	Oral and Dental Devices (discontinued)	Psychedelic	Medicinal Cannabis	Unallocated	Consolidated
For the year ended 30 June 2021
Revenue from external customers	$—	$—	$1,897,596 (1)	$—	$1,897,596
Interest income	—	—	6	2,673	2,679
Other income	—	—	—	73,069	73,069
Depreciation	—	—	—	—	—
Amortisation	—	—	—	—	—
Other expenses	—	(768,316)	(5,202,371)	(7,375,456)	(13,346,143)
Segment loss after income tax	$—	$(768,316)	$(3,304,769)	$(7,299,714)	$(11,372,799)
Segment assets	$—	$2,000	$104,267	$9,222,528	$9,328,795
Segment liabilities	$—		$(86,522)	$(668,527)	$(755,049)

For the year ended 30 June 2020
Revenue from external customers	$718,656	$—	$604,884 (1)	$—	$1,323,540
Interest income	8	—	2	4,543	4,553
Other income	140,816	—	212,625	—	353,441
Depreciation	(14,854)	—	—	—	(14,854)
Amortisation	(21,688)	—	—	—	(21,688)
Other expenses	(1,591,290)	—	(2,899,761)	(1,851,577)	(6,342,628)
Segment loss after income tax	$(768,352)	$—	$(2,082,250)	$(1,847,034)	$(4,697,636)
Segment assets	$—	$—	$662,414	$3,573,665	$4,236,079
Segment liabilities	$—	$—	$(567,423)	$(504,228)	$(1,071,651)

(1)	Of the total revenue from medicinal cannabis in the fiscal year ended 30 June 2021 and 2020, 100% was through Cannvalate Pty Ltd’s distribution network.